Fair Value Measurement - Schedule of Assumptions (Details) - $ / shares		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Senior Note [Member]
Schedule of Assumptions [Line Items ]
Expected volatility		82.00%	22.00%
Risk-free interest rate (per annum)		4.25%	4.00%
Expected dividend yield		0.00%	0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 3.55	$ 1.75
Bond yield		10.52%	10.60%
Discount rate
Annual per store revenue growth rate
Convertible Junior Note [Member]
Schedule of Assumptions [Line Items ]
Expected volatility	22.00%	22.00%
Risk-free interest rate (per annum)	4.52%	4.27%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying ordinary share (in Dollars per share)	$ 3.75	$ 3.55
Bond yield	10.80%	10.33%
Discount rate
Liability-settled share-based payment to non-employee [Member]
Schedule of Assumptions [Line Items ]
Expected volatility		93.00%	64.00%
Risk-free interest rate (per annum)		5.53%	5.23%
Expected dividend yield		0.00%	0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 3.55	$ 1.75
Bond yield
Discount rate
Annual per store revenue growth rate
Deferred contingent consideration [Member]
Schedule of Assumptions [Line Items ]
Expected volatility	21.00%		22.00%
Risk-free interest rate (per annum)	3.10%		4.20%
Expected dividend yield	0.00%		0.00%
Fair value of the underlying ordinary share (in Dollars per share)	$ 3.75		$ 1.75
Bond yield
Discount rate	21.00%		23.00%
Annual per store revenue growth rate			2.00%